INCOME TAXES (Details 2)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Tax at federal statutory rate	21.00%	21.00%
State, net of federal benefit	0.20%	0.90%
Change in temporary differences	(0.00%)	(0.00%)
Permanent differences	(20.20%)	(17.90%)
Valuation allowance	(0.90%)	(4.10%)
Provision for taxes	0.00%	0.00%